Canterbury Portfolio Thermostat Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS — 46.47% Shares Fair Value
Consumer Discretionary — 11.48%
Amazon.com, Inc.
(a)
6,350 $ 985,520
O'Reilly Automotive, Inc.
(a)
1,605 1,641,995
2,627,515
Consumer Staples — 5.21%
Costco Wholesale Corp. 1,714 1,191,024
Financials — 8.47%
Aflac, Inc. 12,205 1,029,370
Bank of America Corp. 26,710 908,407
1,937,777
Health Care — 9.76%
Amgen, Inc. 3,475 1,092,054
Vertex Pharmaceuticals, Inc.
(a)
2,635 1,141,956
2,234,010
Industrials — 6.81%
Roper Technologies, Inc. 2,900 1,557,300
Technology — 4.74%
Microsoft Corp. 2,725 1,083,406
Total Common Stocks (Cost $9,644,292) 10,631,032
EXCHANGE-TRADED FUNDS — 49.00%
Communication Services Select Sector SPDR® Fund 25,050 1,900,794
iShares Global 100 ETF 22,275 1,830,782
ProShares Short Dow30 43,250 1,278,038
ProShares Short MSCI Emerging Markets 102,395 1,527,733
ProShares Short Real Estate 66,560 1,281,839
ProShares Short Russell 2000 63,875 1,407,805
Technology Select Sector SPDR® Fund 10,040 1,984,707
Total Exchange-Traded Funds (Cost $10,348,690) 11,211,698
MONEY MARKET FUNDS - 4.88%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Shares, 5.21%
(b)
1,116,804 1,116,804
Total Money Market Funds (Cost $1,116,804) 1,116,804
Total Investments — 100.35% (Cost $21,109,786) 22,959,534
Liabilities in Excess of Other Assets — (0.35)% (80,937)
NET ASSETS — 100.00% $ 22,878,597
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt